LICENSE AGREEMENTS	12 Months Ended
Dec. 31, 2021
LICENSE AGREEMENTS
LICENSE AGREEMENTS

NOTE 16 – LICENSE AGREEMENTS

In November and December 2021, the Company entered into three license and supply agreements, whereby the Company is entitled to a royalty or other proceeds from the specified product revenues in select non-US markets from the licensee, if and when the underlying products are approved and commercialized. No royalty revenues were received in 2021.